UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

 WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2024

T-REX 2X Long Apple Daily Target ETF T-REX 2X Long Alphabet Daily Target ETF T-REX 2X Long Microsoft Daily Target ETF (the “T-REX ETFs”)

ITEM 1.(a).  Reports to Stockholders.

T-Rex 2X Long Apple Daily Target ETF Tailored Shareholder Report

annual Shareholder Report December 31, 2024 T-Rex 2X Long Apple Daily Target ETF Ticker: AAPX (Listed on CBOE BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-Rex 2X Long Apple Daily Target ETF for the period of January 11, 2024 (inception) to December 31, 2024. You can find additional information about the Fund at https://www.rexshares.com/aapx/. You can also request this information by contacting us at (833) 759-6110.

This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long Apple Daily Target ETF	$127¹	1.05%²

¹	Costs are for the period of January 11, 2024 to December 31, 2024. Costs for a full annual period would be higher.
²	Annualized

Objective and Strategy

T-Rex 2X Long Apple Daily Target ETF (the “Fund”) seeks to provide 2x (200%) of the daily price movement of Apple Inc. (“AAPL”). By design, the Fund resets its exposure daily, compounding the effects of Apple’s returns (both gains and losses) over time.

Performance Summary

From January 11, 2024 through December 31, 2024, the Fund gained +55.00%, while AAPL’s stock price rose +35.16% over the same period. The Fund’s result exceeds the simple doubling of AAPL’s total return largely due to daily compounding. In a generally upward-trending environment for Apple’s shares—bolstered by strong consumer demand for new devices, higher services revenue, and supportive market sentiment—the Fund benefited from repeated gains on leveraged exposure.

Key Considerations

1.	Daily Reset: The Fund’s 2x exposure is recalculated each trading day, which can yield returns over the period that deviate from a simple “2 × (Apple’s total return).”
2.

Market Environment: Apple navigated moderate volatility during 2024, yet predominantly trended upward. In periods of consecutive gains, the Fund can outperform 2x the cumulative return due to positive compounding.

3.

Risks of Leverage: In volatile or declining markets, leveraged funds can underperform the underlying’s multiple. Shareholders should recognize that the Fund is not intended as a buy-and-hold vehicle and might experience accelerated losses in down trending markets.

Conclusion

The Fund has met its stated investment objective over the reporting period: delivering 2x daily performance of its respective underlying stock. The Fund benefited from favorable compounding effects amidst generally rising stock prices for AAPL.

We remind shareholders that these leveraged strategies are designed for short-term exposure to daily price movements, not as long-term investment vehicles. Investors should carefully review their risk tolerance, considering the potential for amplified losses in periods of heightened volatility.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-Rex 2X Long Apple Daily Target ETF - $15,500
S&P 500® Index - $12,462
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
1/11/2024*
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024
11/30/2024
12/31/2024

*	Inception

Annual Performance

Total Return Since Inception (01/11/24)
T-Rex 2X Long Apple Daily Target ETF	55.00%
S&P 500® Index	24.62%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.

T-Rex 2X Long Apple Daily Target ETF Tailored Shareholder Report

Sector Breakdown

Information Technology     100.00%

Portfolio Composition
Cash	10.72%
Derivatives	12.65%
Other Assets Net of Liabilities	76.74%
Cash Collateral	-0.11%

Key Fund Statistics

(as of December 31, 2024)

Fund Net Assets	$4,837,873
Number of Holdings	2
Total Advisory Fee Paid	$55,473
Portfolio Turnover Rate	0.00%

How has the Fund changed?

Change in Principal Investments Strategies and Risks

On January 27, 2025, the Fund changed its investment strategies. The Fund's new principal investment strategies and related risks differ from the prior principal investment strategies and risks. A complete description of the principle investment strategies and investment risks is included in the Fund's prospectus under the headings "Principal Investment Strategies" and "Principal Risks", respectively.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.rexshares.com/aapx/.

What did the Fund invest in?

(% of Net Assets as of December 31, 2024)

T-Rex 2X Long Alphabet Daily Target ETF Tailored Shareholder Report

annual Shareholder Report December 31, 2024 T-Rex 2X Long Alphabet Daily Target ETF Ticker: GOOX (Listed on CBOE BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-Rex 2X Long Alphabet Daily Target ETF for the period of January 11, 2024 (inception) to December 31, 2024. You can find additional information about the Fund at https://www.rexshares.com/goox/. You can also request this information by contacting us at (833) 759-6110.

This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long Alphabet Daily Target ETF	$126¹	1.05%²

¹	Costs are for the period of January 11, 2024 to December 31, 2024. Costs for a full annual period would be higher.
²	Annualized

Objective and Strategy

T-Rex 2X Long Alphabet Daily Target ETF (the “Fund”) targets 2x (200%) of the daily price movement in the Class A shares of Alphabet Inc. (“GOOGL”). It utilizes swaps or other instruments to maintain a leveraged position that resets daily.

Performance Summary

For the period of January 11, 2024 to December 31, 2024, the Fund returned +46.20%, while GOOGL appreciated by +33.53%. Alphabet’s business lines—advertising, cloud services, and other emerging tech ventures—produced steady gains, contributing to a generally upward trend in share price. Consequently, the Fund’s daily 2x exposure compounded favorably, resulting in an effective return above 2x GOOGL’s raw percentage change.

Key Considerations

1. Compounding Effect: The Fund’s performance benefited from a series of net positive daily returns. Each day’s gains built on prior-day balances, amplifying total returns.

2. Sector Outlook: Alphabet’s stock price was aided by continued growth in digital advertising and ongoing expansion in its cloud segment, though certain global events introduced pockets of volatility.

3. Suitability: The Fund is designed for short-term, tactical exposure to Alphabet’s daily price movements. Investors must carefully consider the potential for magnified losses when GOOGL experiences downward or volatile trading periods.

Conclusion

The Fund has met its stated investment objective over the reporting period: delivering 2x daily performance of its respective underlying stock. The Fund benefited from favorable compounding effects amidst generally rising stock prices for GOOGL.

We remind shareholders that these leveraged strategies are designed for short-term exposure to daily price movements, not as long-term investment vehicles. Investors should carefully review their risk tolerance, considering the potential for amplified losses in periods of heightened volatility.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-Rex 2X Long Alphabet Daily Target ETF - $14,620
S&P 500® Index - $12,462
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
1/11/2024*
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024
11/30/2024
12/31/2024

*	Inception

Annual Performance

Total Return Since Inception (01/11/24)
T-Rex 2X Long Alphabet Daily Target ETF	46.20%
S&P 500® Index	24.62%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.

T-Rex 2X Long Alphabet Daily Target ETF Tailored Shareholder Report

Sector Breakdown

Communication Services     100.00%

Portfolio Composition
Cash	11.29%
Cash Collateral	41.93%
Derivatives	9.83%
Other Assets Net of Liabilities	36.95%

Key Fund Statistics

(as of December 31, 2024)

Fund Net Assets	$8,224,558
Number of Holdings	2
Total Advisory Fee Paid	$55,247
Portfolio Turnover Rate	0.00%

How has the Fund changed?

Change in Principal Investments Strategies and Risks

On January 27, 2025, the Fund changed its investment strategies. The Fund's new principal investment strategies and related risks differ from the prior principal investment strategies and risks. A complete description of the principle investment strategies and investment risks is included in the Fund's prospectus under the headings "Principal Investment Strategies" and "Principal Risks", respectively.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.rexshares.com/goox/.

What did the Fund invest in?

(% of Net Assets as of December 31, 2024)

T-Rex 2X Long Microsoft Daily Target ETF Tailored Shareholder Report

annual Shareholder Report December 31, 2024 T-Rex 2X Long Microsoft Daily Target ETF Ticker: MSFX (Listed on CBOE BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-Rex 2X Long Microsoft Daily Target ETF for the period of January 11, 2024 (inception) to December 31, 2024. You can find additional information about the Fund at https://www.rexshares.com/msfx/. You can also request this information by contacting us at (833) 759-6110.

This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long Microsoft Daily Target ETF	$105¹	1.05%²

¹	Costs are for the period of January 11, 2024 to December 31, 2024. Costs for a full annual period would be higher.
²	Annualized

Objective and Strategy

T-Rex 2X Long Microsoft Daily Target ETF (the “Fund”) seeks 2x (200%) of the daily performance of Microsoft Corporation (“MSFT”). The Fund invests in a combination of swap agreements and other leveraged instruments that are rebalanced each trading day to maintain this 2x daily objective.

Performance Summary

For the period of January 11, 2024 through December 31, 2024, The Fund recorded a +4.75% total return, whereas MSFT itself rose +10.94%. Despite MSFT’s positive performance overall, the Fund underperformed a nominal doubling of Microsoft’s cumulative return. Periods of heightened volatility and interim drawdowns in MSFT’s share price generated negative compounding effects—effectively reducing the Fund’s return relative to a straightforward 2x multiple.

Key Considerations

1. Volatility Drag: When a leveraged fund experiences a mix of gains and losses over time, the daily reset can erode returns due to negative compounding. This dynamic was especially relevant for the Fund, given midyear swings in Microsoft shares.

2. Daily Reset and Short-Term Focus: Like all of our leveraged products, the Fund is geared towards short-term tactical approaches. Prolonged holding periods might yield results below or above 2x the cumulative change, depending on the stock’s volatility path.

3. Microsoft’s Market Factors: While Microsoft posted growth in its enterprise cloud solutions and AI-driven offerings, certain quarters featured guidance below market expectations or external macro concerns, contributing to notable share-price fluctuations.

Conclusion

The Fund faced a challenging path, as Microsoft’s interim volatility resulted in negative compounding and a final return trailing a simple 2x multiple of MSFT’s cumulative gain.

We remind shareholders that these leveraged strategies are designed for short-term exposure to daily price movements, not as long-term investment vehicles. Investors should carefully review their risk tolerance, considering the potential for amplified losses in periods of heightened volatility.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-Rex 2X Long Microsoft Daily Target ETF - $10,475
S&P 500® Index - $12,462
$13,000
$12,000
$11,000
$10,000
$9,000
1/11/2024*
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024
11/30/2024
12/31/2024

*	Inception

Annual Performance

Total Return Since Inception (01/11/24)
T-Rex 2X Long Microsoft Daily Target ETF	4.75%
S&P 500® Index	24.62%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.

T-Rex 2X Long Microsoft Daily Target ETF Tailored Shareholder Report

Sector Breakdown

Information Technology     100.00%

Portfolio Composition
Cash	10.13%
Cash Collateral	81.90%
Derivatives	-2.70%
Other Assets Net of Liabilities	92.57%

Key Fund Statistics

(as of December 31, 2024)

Fund Net Assets	$7,332,491
Number of Holdings	2
Total Advisory Fee Paid	$71,757
Portfolio Turnover Rate	0.00%

How has the Fund changed?

Change in Principal Investments Strategies and Risks

On January 27, 2025, the Fund changed its investment strategies. The Fund's new principal investment strategies and related risks differ from the prior principal investment strategies and risks. A complete description of the principle investment strategies and investment risks is included in the Fund's prospectus under the headings "Principal Investment Strategies" and "Principal Risks", respectively.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.rexshares.com/msfx/.

What did the Fund invest in?

(% of Net Assets as of December 31, 2024)

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $37,500 for 2024 and $0 for 2023.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $9,900 for 2024 and $0 for 2023. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2024 and $0 for 2023.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)         NA

(c)         0%

(d)         NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2023.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

* Commencement of operations January 11, 2024

T-REX 2X LONG APPLE DAILY TARGET ETF

T-REX 2X LONG ALPHABET DAILY TARGET ETF

T-REX 2X LONG MICROSOFT DAILY TARGET ETF

FINANCIAL STATEMENTS

AND OTHER INFORMATION

For the period ended December 31, 2024*

FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X LONG APPLE DAILY TARGET ETF

Schedule of InvestmentsDecember 31, 2024

See Notes to Financial Statements

Other Assets In Excess of Liabilities - 100.00%(a)	$4,837,873
TOTAL NET ASSETS - 100.00%	$4,837,873

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Counterparty: Clear Street Derivatives, LLC.	Apple, Inc.	Receive	(OBFR01(b) +65bps)	Monthly	2/14/2025	$3,159,549	$(5,235)
Counterparty: CF Secured, LLC.	Apple, Inc.	Receive	(OBFR01(b) +100bps)	Monthly	7/10/2025	6,516,680	617,237

TOTAL RETURN SWAP CONTRACTS						$9,676,229	$612,002

(a) Includes cash which is being held as collateral for total return swap contracts.

(b) OBFR01 - Overnight Bank Funding Rate, 4.33% as of December 31, 2024.

FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X LONG ALPHABET DAILY TARGET ETF

Schedule of InvestmentsDecember 31, 2024

See Notes to Financial Statements

Other Assets In Excess of Liabilities - 100.00%(a)	$8,224,558
TOTAL NET ASSETS - 100.00%	$8,224,558

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Counterparty: Clear Street Derivatives, LLC.	Alphabet, Inc.	Receive	(OBFR01(b) +65bps)	Monthly	2/14/2025	$8,494,195	$111,861
Counterparty: CF Secured, LLC.	Alphabet, Inc.	Receive	(OBFR01(b) +100bps)	Monthly	7/10/2025	7,955,821	696,635

TOTAL RETURN SWAP CONTRACTS						$16,450,016	$808,496

(a) Includes cash which is being held as collateral for total return swap contracts.

(b) OBFR01 - Overnight Bank Funding Rate, 4.33% as of December 31, 2024.

FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X LONG MICROSOFT DAILY TARGET ETF

Schedule of InvestmentsDecember 31, 2024

See Notes to Financial Statements

Other Assets In Excess of Liabilities - 100.00%(a)	$7,332,491
TOTAL NET ASSETS - 100.00%	$7,332,491

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Counterparty: Clear Street Derivatives, LLC.	Microsoft, Inc.	Receive	(OBFR01(b) +65bps)	Monthly	2/14/2025	$3,264,096	$(216,470)
Counterparty: CF Secured, LLC.	Microsoft, Inc.	Receive	(OBFR01(b) +100bps)	Monthly	7/10/2025	11,401,575	18,543

TOTAL RETURN SWAP CONTRACTS						$14,665,671	$(197,927)

(a) Includes cash which is being held as collateral for total return swap contracts.

(b) OBFR01 - Overnight Bank Funding Rate, 4.33% as of December 31, 2024.

FINANCIAL STATEMENTS | December 31, 2024

See Notes to Financial Statements

T-REX 2X DAILY TARGET ETFS

Statements of Assets and LiabilitiesDecember 31, 2024

	Long Apple	Long Alphabet	Long Microsoft
ASSETS
Cash collateral held for open total return swap contracts (Note 1)	$2,245,067	$3,448,381	$6,005,254
Cash	518,432	928,644	742,873
Net unrealized appreciation on total return swap contracts	612,002	808,496	—
Due from counterparty on total return swap contracts	3,718,359	3,046,694	790,625
TOTAL ASSETS	7,093,860	8,232,215	7,538,752

LIABILITIES
Cash collateral payable for open total return swap contracts (Note 1)	2,250,000	—	—
Net unrealized depreciation on total return swap contracts	—	—	197,927
Accrued advisory fees (Note 2)	5,987	7,657	8,334
TOTAL LIABILITIES	2,255,987	7,657	206,261
NET ASSETS	$4,837,873	$8,224,558	$7,332,491

Net Assets Consist of:
Paid-in capital	$3,446,328	$6,513,667	$7,495,413
Distributable earnings (accumulated deficits)	1,391,545	1,710,891	(162,922)
Net Assets	$4,837,873	$8,224,558	$7,332,491

NET ASSET VALUE PER SHARE
Net Assets	$4,837,873	$8,224,558	$7,332,491
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	150,000	260,000	280,000
Net Asset Value and Offering Price Per Share	$32.25	$31.63	$26.19

FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X DAILY TARGET ETFS

Statements of OperationsPeriod Ended December 31, 2024*

See Notes to Financial Statements

	Long Apple	Long Alphabet	Long Microsoft
INVESTMENT INCOME
Investment income	$—	$—	$—
Total investment income	—	—	—

EXPENSES
Investment Advisory fees (Note 2)	55,473	55,247	71,757
Total expenses	55,473	55,247	71,757

Net investment income (loss)	(55,473)	(55,247)	(71,757)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(12,866)	111,878	(9,356)
Net realized gain (loss) on total return swap contracts	2,871,818	2,577,292	116,118
Net realized gain (loss) on investments and total return swap contracts	2,858,952	2,689,170	106,762

Net change in unrealized appreciation (depreciation) on total return swap contracts	612,002	808,496	(197,927)

Total net realized and unrealized gain (loss) on investments and total return swap contracts	3,470,954	3,497,666	(91,165)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,415,481	$ 3,442,419	$(162,922)

*The Funds commenced operations on January 11, 2024.

FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X DAILY TARGET ETFS

Statements of Changes in Net AssetsPeriod Ended December 31, 2024*

See Notes to Financial Statements

	Long Apple	Long Alphabet	Long Microsoft
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(55,473)	$(55,247)	$(71,757)
Net realized gain (loss) on investments and total return swap contracts	2,858,952	2,689,170	106,762
Net change in unrealized appreciation (depreciation) on total return swap contracts	612,002	808,496	(197,927)
Increase (decrease) in net assets from operations	3,415,481	3,442,419	(162,922)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(1,038,865)	(1,166,830)	—
Decrease in net assets from distributions	(1,038,865)	(1,166,830)	—

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	13,425,546	14,546,303	18,311,240
Cost of shares redeemed	(10,964,289)	(8,597,334)	(10,815,827)
Increase (decrease) in net assets from capital stock transactions	2,461,257	5,948,969	7,495,413

NET ASSETS
Increase (decrease) during period	4,837,873	8,224,558	7,332,491
Beginning of period	—	—	—

End of period	$4,837,873	$8,224,558	$7,332,491

*The Funds commenced operations on January 11, 2024.

FINANCIAL STATEMENTS | December 31, 2024

See Notes to Financial Statements

T-REX 2X DAILY TARGET ETFS

Financial HighlightsSelected Per Share Data Throughout the Period

	For the Period Ended December 31, 2024*
	Long Apple	Long Alphabet	Long Microsoft

Net asset value, beginning of period	$25.00	$25.00	$25.00
Investment activities
Net investment income (loss)(1)	(0.31)	(0.32)	(0.29)
Net realized and unrealized gain (loss) on investments	14.49	12.25	1.48 (5)
Total from investment activities	14.18	11.93	1.19
Distributions
Distributions to shareholders	(6.93)	(5.30)	—
Total distributions	(6.93)	(5.30)	—

Net asset value, end of period	$32.25	$31.63	$26.19

Total Return(2)	55.00%	46.20%	4.75%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses	1.05%	1.05%	1.05%
Net investment income (loss)	(1.05%)	(1.05%)	(1.05%
Portfolio turnover rate(4)	0.00%	0.00%	0.00%
Net assets, end of period (000’s)	$4,838	$8,225	$7,332

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Total return is for the period indicated and has not been annualized.

(3)Ratios to average net assets have been annualized.

(4)Ratio is zero due to the Funds not holding any long term securities at any month end during the period.

(5)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

*The Funds commenced operations on January 11, 2024.

FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X DAILY TARGET ETFS

Notes to Financial StatementsDecember 31, 2024

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The T-Rex 2X Long Apple Daily Target ETF (“Long Apple”), T-Rex 2X Long Alphabet Daily Target ETF (“Long Alphabet”) and the T-Rex 2X Long Microsoft Daily Target ETF (“Long Microsoft”) (collectively, “the Funds”) are non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933. The Funds commenced operations on January 11, 2024.

The investment objectives of the Funds’ are as follows:

Fund	Objective
Long Apple	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Apple, Inc. (NASDAQ: AAPL)
Long Alphabet	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Alphabet, Inc. (NASDAQ: GOOG)
Long Microsoft	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Microsoft Corp. (NASDAQ: MSFT)

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Funds are used by the investment manager to make investment decisions, and the results of the operations, as shown in the Statements of Operations and the Financial Highlights for the Funds is the information utilized for the day-to-day management of the Funds. The Funds and the investment manager are parties to the expense agreements as disclosed in the Notes to the Financial Statements and resources are not allocated to the Funds based on performance measurements. Due to the significance of oversight and their role, the portfolio manager of the investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2024

Security Valuation

The Funds record investments at fair value. Generally, the Funds’ domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Funds' assets to Tuttle Capital Management, LLC (the “Advisor”) as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates Net Asset Value (“NAV”). Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee (as defined below). Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers, by a pricing service at a price received from the counterparty to the swap, or by the Valuation Designee in accordance with the valuation procedures approved by the Board.

FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2024

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of December 31, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long Apple
Assets
Unrealized Appreciation on Total Return Swap Contracts	$—	$612,002	$—	$612,002
	$—	$612,002	$—	$612,002

Long Alphabet
Assets
Unrealized Appreciation on Total Return Swap Contracts	$—	$808,496	$—	$808,496
	$—	$808,496	$—	$808,496

Long Microsoft
Liabilities
Unrealized Depreciation on Total Return Swap Contracts	$—	$(197,927)	$—	$(197,927)
	$—	$(197,927)	$—	$(197,927)

Refer to the Funds’ Schedules of Investments for a listing of the securities by type.

The Funds held no Level 3 securities at any time during the period ended December 31, 2024.

FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2024

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended December 31, 2024, such reclassifications were due the utilization of earnings and profits distributed to shareholders on redemption of shares.

	Long Apple	Long Alphabet	Long Microsoft
Paid-in capital	$985,071	$564,698	$—
Distributable earnings	(985,071)	(564,698)	—

FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2024

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid annually by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail

FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2024

investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value
Long Apple	10,000	$250	$322,500
Long Alphabet	10,000	$250	$316,300
Long Microsoft	10,000	$250	$261,900

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Derivatives

Each Fund may enter into total return swap contracts, which may be used either as economically similar substitutes for owning the reference asset specified in the swap, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swap contracts provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

Most swap contracts entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights)

FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2024

under a swap contract will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. A Fund’s current obligations under the types of swap contracts that the Funds expect to enter into (e.g., total return swap contracts) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by each Fund as of December 31, 2024.

Long Apple
	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street	$—	$5,235	$(5,235)	$(5,235)	$—
CF Secured	617,237	—	617,237	—	617,237
	$617,237	$5,235	$612,002	$(5,235)	$617,237

Long Alphabet
	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street	$111,861	$—	$111,861	$—	$111,861
CF Secured	696,635		696,635		696,635
	$808,496	$—	$808,496	$—	$808,496

Long Microsoft
	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street	$—	$216,470	$(216,470)	$(216,470)	$—
CF Secured	18,543	—	18,543	—	18,543
	$18,543	$216,470	$(197,927)	$(216,470)	$18,543

FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2024

* Statements of Assets and Liabilities location: Net unrealized appreciation (depreciation) on total return swap contracts.

** The actual collateral pledged (received) may be more than the amounts shown.

The average monthly notional amount of the swap contracts during the period ended December 31, 2024 were as follows:

Fund
Long Apple	$10,667,194
Long Alphabet	11,336,200
Long Microsoft	13,724,692

At the period ended December 31, 2024, the Funds were invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities as follows:

Risk: Equity
Derivative Type: Total return swap contracts
	Statements of Assets and Liabilities Location	Fair Value Amount
Long Apple Derivative Assets	Net unrealized appreciation on total return swap contracts	$612,002
Long Alphabet Derivative Assets	Net unrealized appreciation on total return swap contracts	$808,496
Long Microsoft Derivative Liabilities	Net unrealized depreciation on total return swap contracts	$(197,927)

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the period ended December 31, 2024 is as follows:

Fund	Realized Gain (Loss) on Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Long Apple	$2,871,818	$612,002
Long Alphabet	2,577,292	808,496
Long Microsoft	116,118	(197,927)

* Statements of Operations location: Net realized gain (loss) on total return swap contracts.

** Statements of Operations location: Net change in unrealized appreciation (depreciation) on total return swap contracts.

FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2024

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of each Fund’s average daily net assets, at a rate of 1.05%.

REX Advisers, LLC (“REX”), a Delaware limited liability company and investment adviser registered with the SEC, located in Fairfield, Connecticut, is an independent sponsor of ETFs. REX’s research was used in the creation of the Funds’ trading strategy. REX does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. REX is not related to the Advisor, the Funds or any of the underlying stocks of the Funds. REX makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares in particular, or as to the ability of any Fund to meet its investment objective.

FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2024

The Advisor has entered into an agreement with REX pursuant to which REX and the Advisor have jointly assumed the obligation of the Advisor to pay all expenses of the Funds, except excluded expenses. REX will also provide marketing support for the Funds including, but not limited to, distributing the Funds’ materials and providing the Funds with access to and the use of REX’s other marketing capabilities, including communications through print and electronic media. For its services, REX is entitled to a fee from the Advisor, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Funds.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees.

Custodian and Transfer Agent

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Funds’ Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2024

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Funds' Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services.

NOTE 3 – INVESTMENTS

During the period ended December 31, 2024, there were no purchases or sales of long term securities, or purchases or sales of in-kind transactions associated with creations and redemptions.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of the distributions paid were as follows:

	Long Apple	Long Alphabet	Long Microsoft
Distributions paid from:
Ordinary income	$1,038,865	$1,166,830	$—
	$1,038,865	$1,166,830	$—

FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2024

As of December 31, 2024 the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Long Apple	Long Alphabet	Long Microsoft
Accumulated net investment income (accumulated deficits)	$729,735	$837,438	$—
Other accumulated losses	—	—	(45,131)
Net unrealized appreciation (depreciation)	661,810	873,453	(117,791)
	$1,391,545	$1,710,891	$(162,922)

For tax purposes, Long Microsoft had a current year late-year ordinary loss of $45,131. This loss will be recognized on the first business day of Long Microsoft's fiscal year, January 1, 2025.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long Apple	$—	$661,810	$—	$661,810
Long Alphabet	—	873,453	—	873,453
Long Microsoft	—	—	(117,791)	(117,791)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax treatment of total return swap contracts.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process

FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2024

by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were:

	Long Apple	Long Alphabet	Long Microsoft
Shares sold	490,000	520,000	660,000
Shares redeemed	(340,000)	(260,000)	(380,000)
Net increase (decrease)	150,000	260,000	280,000

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. A Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested a Fund. A Fund is not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X DAILY TARGET ETFS

Report of Independent Registered Public Accounting Firm

To the Shareholders T-Rex 2X Long Apple Daily Target ETF, T-Rex 2X Long
Alphabet Daily Target ETF, and T-Rex 2X Long Microsoft Daily Target ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of T-Rex 2X Long Apple Daily Target ETF, T-Rex 2X Long Alphabet Daily Target ETF, and T-Rex 2X Long Microsoft Daily Target ETF (the “Funds”), each a series of ETF Opportunities Trust, as of December 31, 2024, the related statements of operations and changes in net assets and the financial highlights for the period January 11, 2024 (commencement of operations) through December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, the results of its operations, the changes in net assets and the financial highlights for the period January 11, 2024 (commencement of operations) through December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2024. We have served as the auditor of one or more investment companies advised by Tuttle Capital Management, LLC since 2019.

COHEN & COMPANY, LTD.
Cleveland, Ohio
March 3, 2025

FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X DAILY TARGET ETFS

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

The Trustees of the Trust authorized a Special Meeting of Shareholders that was held on August 15, 2024 (the “Special Meeting”). The Special Meeting was called for the purpose of electing Trustees to the Trust. Because the Special Meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Funds. A quorum of shareholders was not achieved and the Special Meeting was adjourned without action.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

For the period ended December 31, 2024, the Advisor paid the following remuneration to Trustees and Officers:

Fund	Trustee Compensation	Chief Compliance Officer’s Services
Long Apple	$6,808	$8,786
Long Alphabet	6,808	8,786
Long Microsoft	6,808	8,786

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Supplemental Information.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 7, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 7, 2025

* Print the name and title of each signing officer under his or her signature.